Equity - tax effect relating to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest [Abstract]
Gains/(Losses) on re-measurement of defined benefit plans, pre-tax balance	€ 317	€ (72)	€ 616
Gains/(Losses) on re-measurement of defined benefit plans, tax income/(expense)	(76)	(18)	(265)
Gains/(Losses) on re-measurement of defined benefit plans, net balance	241	(90)	351
Gains/(Losses) on cash flow hedging instruments, pre-tax balance	(9)	129	(240)
Gains/(Losses) on cash flow hedging instruments, tax income/(expense)	(6)	(12)	69
Gains/(Losses) on cash flow hedging instruments, net balance	(15)	117	(171)
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	(4)	14	15
Gains/(Losses) on available- for-sale financial assets, tax income/(expense)	0	0	0
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(4)	14	15
Exchange gains/(losses) on translating foreign operations, pre-tax balance	126	(1,982)	509
Exchange gains/(losses) on translating foreign operations, tax income/(expense)	0	0	0
Exchange gains/(losses) on translating foreign operations, net balance	126	(1,982)	509
Share of Other comprehensive income/(loss) for equity method investees, pre-tax balance	(103)	(119)	(127)
Share of Other comprehensive income/(loss) for equity method investees, tax income/(expense)	0	0	0
Share of Other comprehensive income/(loss) for equity method investees, net balance	(103)	(119)	(127)
Items relating to discontinued operations, pre-tax balance	(90)	66	(92)
Items relating to discontinued operations, tax income/(expense)	1	(1)	4
Items relating to discontinued operations, net balance	(89)	65	(88)
Total Other comprehensive income	237	(1,964)	681
Total Other comprehensive income, tax income/(expense)	(81)	(31)	(192)
Total Other comprehensive income/(loss), net of tax (B1)(B2)(B)	€ 156	€ (1,995)	€ 489